Expense Example - BlackRock Retirement Income 2040 Fund	Apr. 30, 2021 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	689
Expense Example, with Redemption, 5 Years	1,756
Expense Example, with Redemption, 10 Years	4,434
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	622
Expense Example, with Redemption, 3 Years	1,253
Expense Example, with Redemption, 5 Years	2,310
Expense Example, with Redemption, 10 Years	$ 4,939